Related party balances and transactions (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest expense	$ 0	$ 176,354	$ 365,100
Loans Payable	$ 1,300,000
Interest rate	18.00%
Bank of Beijing [Member]
Line of credit	$ 2,900,000